TYPE 13F-HR
PERIOD 03/31/02
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) :	[    ]  is a restatement.
						[  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia May 14, 2002

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$ 1,581,911
						  		(thousands)

List of Other Managers Reporting for this Manager:	None


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt   Other   Voting Authority
                                                (X$1000)  PRN AMT  PRN Dscretn    Mang a) Sole (b)Sh (c)None


ALCOA                           Com 013817101     $24,671   653,710 SH   Sole             428,145      225,565
ALLEGHENY TECHNOLOGIES COM      Com 01741R102      $4,606   278,500 SH   Sole             134,300      144,200
AMERICAN ELECTRIC POWER         Com 025537101     $44,737   970,650 SH   Sole             619,050      351,600
ANHEUSER BUSCH COS INC COM      Com 035229103     $26,199   501,900 SH   Sole             331,200      170,700
AT&T                            Com 001957109     $38,852 2,474,657 SH   Sole           1,623,380      851,277
AVON PRODS INC COM              Com 054303102      $6,255   115,150 SH   Sole              75,450       39,700
BANK OF AMERICA CORP COM        Com 060505104     $18,362   269,950 SH   Sole             164,650      105,300
BANK ONE CORP COM               Com 06423A103      $4,952   118,518 SH   Sole              57,500       61,018
BLACK & DECKER CORP COM         Com 091797100      $6,618   142,200 SH   Sole              93,400       48,800
BOEING                          Com 097023105     $54,459 1,128,675 SH   Sole             760,150      368,525
BRISTOL-MYERS SQUIBB            Com 110122108      $3,717    91,800 SH   Sole              44,200       47,600
BURLINGTON NORTHERN             Com 12189T104     $58,508 1,938,650 SH   Sole           1,271,450      667,200
CAMPBELL SOUP CO COM            Com 134429109      $4,178   155,900 SH   Sole              75,000       80,900
CATERPILLAR INC DEL COM         Com 149123101     $60,470 1,063,670 SH   Sole             738,540      325,130
CIGNA                           Com 125509109     $35,041   345,603 SH   Sole             227,003      118,600
CITIGROUP INC COM               Com 172967101     $22,809   460,610 SH   Sole             301,960      158,650
DOW CHEMICAL                    Com 260543103      $4,522   138,200 SH   Sole              66,400       71,800
DUPONT                          Com 263534109     $54,058 1,146,503 SH   Sole             775,662      370,841
EASTMAN KODAK                   Com 277461109     $74,584 2,392,820 SH   Sole           1,564,455      828,365
ENTERGY CORP NEW COM            Com 29364G103     $11,143   256,700 SH   Sole             147,600      109,100
EXELON CORP COM                 Com 30161N101     $40,724   768,812 SH   Sole             487,475      281,337
EXXON MOBIL CORP.               Com 30231G102     $80,769 1,842,773 SH   Sole           1,187,880      654,893
FORD MTR CO DEL COM             Com 345370860      $4,893   296,714 SH   Sole             142,792      153,922
GENERAL DYNAMICS CORP COM       Com 369550108     $63,898   680,125 SH   Sole             449,425      230,700
GENERAL MTRS CORP COM           Com 370442105     $62,933 1,041,080 SH   Sole             730,260      310,820
HALLIBURTON CO COM              Com 406216101     $47,923 2,807,450 SH   Sole           1,780,050     1,027,400
HEINZ                           Com 423074103      $4,731   114,000 SH   Sole              55,100       58,900
HONEYWELL INTL INC COM          Com 438516106      $5,289   138,200 SH   Sole              66,600       71,600
INTERNATIONAL PAPER             Com 460146103     $27,652   642,913 SH   Sole             434,275      208,638
J P MORGAN CHASE & CO.          Com 46625H100     $66,748 1,872,326 SH   Sole           1,209,019      663,307
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100     $22,417   346,800 SH   Sole             227,400      119,400
LIMITED INC.                    Com 532716107     $44,889 2,507,750 SH   Sole           1,592,750      915,000
MAY DEPARTMENT STORES           Com 577778103     $16,170   464,000 SH   Sole             282,300      181,700
MCDONALDS CORP COM              Com 580135101     $33,724 1,215,285 SH   Sole             795,535      419,750
MERCK & CO. INC.                Com 589331107     $70,886 1,231,095 SH   Sole             796,390      434,705
NORFOLK SOUTHERN                Com 655844108     $16,295   680,650 SH   Sole             446,050      234,600
PHILIP MORRIS                   Com 718154107     $43,948   834,401 SH   Sole             509,848      324,553
RAYTHEON CO COM NEW             Com 755111507      $5,809   141,500 SH   Sole              69,500       72,000
ROCKWELL AUTOMATION COM         Com 773903109     $40,757 2,031,750 SH   Sole           1,305,150      726,600
SARA LEE CORP COM               Com 803111103      $4,370   210,500 SH   Sole             101,700      108,800
SBC COMMUNICATIONS INC COM      Com 78387G103     $68,469 1,828,773 SH   Sole           1,179,448      649,325
SEARS ROEBUCK & CO.             Com 812387108     $13,648   266,200 SH   Sole             175,800       90,400
SOUTHERN CO.                    Com 842587107     $62,664 2,365,566 SH   Sole           1,520,075      845,491
TYCO INTL LTD NEW COM           Com 902124106     $12,650   391,400 SH   Sole             257,100      134,300
UNITED TECHNOLOGIES             Com 913017109     $36,714   494,800 SH   Sole             323,500      171,300
US BANCORP DEL COM NEW          Com 902973304     $10,897   482,810 SH   Sole             278,958      203,852
VERIZON COMMUNICATIONS COM      Com 92343V104      $4,462    96,800 SH   Sole              46,700       50,100
WELLS FARGO & CO NEW            Com 949746101      $5,241   106,100 SH   Sole              51,300       54,800
WEYERHAEUSER CORP.              Com 962166104     $69,658 1,108,150 SH   Sole             711,950      396,200
WILLIAMS COS.                   Com 969457100     $33,942 1,440,650 SH   Sole             913,050      527,600
                                               $1,581,911




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